Severance Indemnities And Pension Plans [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Components Of Net Periodic Benefit Costs Of Pension Benefits, SIPs And Other Benefits [Table Text Block]

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2013	2014	2013		2014
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥20,502	¥16,960	¥5,500	¥736	¥6,409	¥603
Interest cost on projected benefit obligation	11,332	10,088	6,552	636	7,858	748
Expected return on plan assets	(27,114)	(27,514)	(9,745)	(753)	(11,854)	(929)
Amortization of net actuarial loss	12,411	7,027	4,925	331	4,223	84
Amortization of prior service cost	(6,080)	(4,729)	22	(34)	(237)	(142)
Loss (gain) on settlements and curtailment	(826)	(810)	—	—	23	—

Net periodic benefit cost	¥10,225	¥1,022	¥7,254	¥916	¥6,422	¥364

Contributed To Plan Assets And Expected To Contribute For Remainder Of Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2014	¥20.6	¥12.5	¥0.7
For the remainder of the fiscal year ending March 31, 2015	¥20.2	¥2.1	¥0.7